Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and the Company’s financial performance for the last three completed fiscal years. In determining the “compensation actually paid” to our Principal Executive Officer (“PEO”) and our other Named Executive Officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods under Item 402(v) of regulation S-K differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 fiscal years. Note that for our NEOs other than our PEO, compensation is reported as an average. For further information concerning our compensation philosophy and how the compensation committee aligns executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis” above.
Year*	Summary Compensation Table Total for PEO(1,2)	Compensation Actually Paid to PEO(1,3)	Average Summary Compensation Table Total for Non- PEO NEOs(1,4)	Average Compensation Actually Paid to Non- PEO NEOs(1,5)	Value of Initial Fixed $100 Investment Based On:		Net Loss (in thousands)(8)	Company- Selected Measure* Revenue (in thousands)(9)
					Total Shareholder Return (“TSR”) (6)	Peer Group Total Shareholder Return (7)
2022	$10,816,547	$10,725,679	$4,987,020	$5,825,534	$42	$47	$(65,678)	$526,916
2021	$15,230,255	$26,759,950	$3,330,464	$741,286	$42	$90	$(107,659)	$271,878
2020	$26,575,832	$74,015,273	$3,857,691	$9,034,592			$(18,114)	$148,757

(1)	Our PEO for all three years covered by the table was Andrew Dudum, our Chief Executive Officer. Our NEOs for the years covered in the table are:
•
2022: Yemi Okupe, our Chief Financial Officer (who joined the Company in January 2022); Melissa Baird, our Chief Operating Officer; Soleil Boughton, our Chief Legal Officer and Corporate Secretary; Michael Chi, our Chief Growth Officer (who joined the Company in April 2021); and Irene Becklund, our Senior Vice President, Controller.

•
2021: Melissa Baird; Soleil Boughton; Irene Becklund; Spencer Lee, our former Chief Financial Officer; and Dr. Patrick Carroll, our Chief Medical Officer (who left the Company in January 2022 and returned in December 2022)

•	2020: Melissa Baird and Spencer Lee.
(2)
The dollar amounts reported in the second column are the amounts of total compensation reported for Mr. Dudum for each corresponding year in the “Total” column of the Summary Compensation Table for each covered fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(3)
The dollar amounts reported in the third column represent the amount of “compensation actually paid” to Mr. Dudum, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Dudum during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dudum’s total compensation for each fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	(Subtract) Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year(a)	Add Year-End Fair Value of Unvested Awards Granted in Year(b)(c)	(Subtract) Change in Fair Value of Unvested Equity Awards Granted in Prior Years(b)(c)	Add Change in Fair Value of Vested Equity Awards(b)(c)	Compensation Actually Paid to PEO
2022	$10,816,547	($9,121,217)	$10,957,883	($2,651,860)	$724,326	$10,725,679
2021	$15,230,255	($15,597,595)	$4,231,043	($16,837,455)	$39,733,702	$26,759,950
2020	$26,575,832	($25,948,442)	$70,775,628	—	$2,612,255	$74,015,273
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year.

(b)
No change in value for the following circumstances is included in the table as neither circumstance is applicable to the awards reported: (1) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (2) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. RSU awards are valued using the Company’s stock price at time of grant and subsequent valuations using the closing stock price as of the applicable year-end or vesting dates. Stock option awards are valued using Black-Scholes and Monte Carlo models at the time of grant (as disclosed in footnote 1 to the Summary Compensation Table on page 39. Subsequent fair value calculations at year-end or vesting date also use a Black-Scholes model based on the closing stock price, volatility and risk-free rates determined as of applicable year-end or vesting dates. Performance-based options are valued using a Monte Carlo simulation model at time of grant and are also revalued using a Monte Carlo simulation at applicable year-end or vesting dates.
(c)
These amounts reflect both the fair value of awards granted and vested in the covered year, as well as the year over year change in fair value for awards granted in prior years that vested in the covered year.

(4)
The dollar amounts reported in the fourth column represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year.

(5)
The dollar amounts reported in the fifth column represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs (other than our PEO) as a group for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	(Subtract) Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year(a)	Add Year-End Fair Value of Unvested Awards Granted in Year(b)(c)	Add/(Subtract) Change in Fair Value of Unvested Equity Awards Granted in Prior Years(b)(c)	Add Change in Fair Value of Vested Equity Awards(b)(c)	Average Compensation Actually Paid to non-PEO NEOs
2022	$4,987,020	($4,316,629)	$4,748,857	$4,098	$402,188	$5,825,534
2021	$3,330,464	($2,308,374)	$376,134	($942,620)	$285,682	$741,286
2020	$3,857,691	($3,277,456)	$4,889,151	$2,889,851	$675,355	$9,034,592
(a)
The grant date fair value of equity awards represents the average of the total of the amounts reported for our NEOs (excluding our PEO) in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year.

(b)	See footnote (b) in immediately preceding table.
(c)	See footnote (c) in immediately preceding table.
(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Because our stock was not publicly traded in 2020, the table does not present TSR information for that year. Our stock began publicly trading on January 21, 2021, which is the start of the measurement period for 2021. No dividends were paid in 2021 or 2022.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Internet Index. Because our common stock was not publicly traded in 2020, the table does not present peer group TSR information for that year. Our stock began publicly trading on January 21, 2021, which is the start of the measurement period for 2021.

(8)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable fiscal year.
(9)
The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year, which consists of Online Revenue and Wholesale Revenue. Online Revenue represents the sales of products and services on our platform, net of refunds, credits, and chargebacks, and includes revenue recognition adjustments recorded pursuant to accounting principles generally accepted in the United States of America (“U.S. GAAP”), primarily relating to deferred revenue and returns reserve. Online Revenue is generated by selling directly to consumers through our websites and mobile applications. Our Online Revenue consists of products and services purchased by customers directly through our online platform. The majority of our Online Revenue is subscription-based, where customers agree to be billed on a recurring basis to have products and services automatically delivered to them. Wholesale Revenue represents non-prescription product sales to retailers through wholesale purchasing agreements. We sell only non-prescription products to wholesale partners. The Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)	Our PEO for all three years covered by the table was Andrew Dudum, our Chief Executive Officer. Our NEOs for the years covered in the table are:
•
2022: Yemi Okupe, our Chief Financial Officer (who joined the Company in January 2022); Melissa Baird, our Chief Operating Officer; Soleil Boughton, our Chief Legal Officer and Corporate Secretary; Michael Chi, our Chief Growth Officer (who joined the Company in April 2021); and Irene Becklund, our Senior Vice President, Controller.

•
2021: Melissa Baird; Soleil Boughton; Irene Becklund; Spencer Lee, our former Chief Financial Officer; and Dr. Patrick Carroll, our Chief Medical Officer (who left the Company in January 2022 and returned in December 2022)

•	2020: Melissa Baird and Spencer Lee.

Peer Group Issuers, Footnote [Text Block]
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Internet Index. Because our common stock was not publicly traded in 2020, the table does not present peer group TSR information for that year. Our stock began publicly trading on January 21, 2021, which is the start of the measurement period for 2021.

PEO Total Compensation Amount	$ 10,816,547	$ 15,230,255	$ 26,575,832
PEO Actually Paid Compensation Amount	$ 10,725,679	26,759,950	74,015,273
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in the third column represent the amount of “compensation actually paid” to Mr. Dudum, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Dudum during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dudum’s total compensation for each fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	(Subtract) Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year(a)	Add Year-End Fair Value of Unvested Awards Granted in Year(b)(c)	(Subtract) Change in Fair Value of Unvested Equity Awards Granted in Prior Years(b)(c)	Add Change in Fair Value of Vested Equity Awards(b)(c)	Compensation Actually Paid to PEO
2022	$10,816,547	($9,121,217)	$10,957,883	($2,651,860)	$724,326	$10,725,679
2021	$15,230,255	($15,597,595)	$4,231,043	($16,837,455)	$39,733,702	$26,759,950
2020	$26,575,832	($25,948,442)	$70,775,628	—	$2,612,255	$74,015,273
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year.

(b)
No change in value for the following circumstances is included in the table as neither circumstance is applicable to the awards reported: (1) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (2) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. RSU awards are valued using the Company’s stock price at time of grant and subsequent valuations using the closing stock price as of the applicable year-end or vesting dates. Stock option awards are valued using Black-Scholes and Monte Carlo models at the time of grant (as disclosed in footnote 1 to the Summary Compensation Table on page 39. Subsequent fair value calculations at year-end or vesting date also use a Black-Scholes model based on the closing stock price, volatility and risk-free rates determined as of applicable year-end or vesting dates. Performance-based options are valued using a Monte Carlo simulation model at time of grant and are also revalued using a Monte Carlo simulation at applicable year-end or vesting dates.
(c)
These amounts reflect both the fair value of awards granted and vested in the covered year, as well as the year over year change in fair value for awards granted in prior years that vested in the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 4,987,020	3,330,464	3,857,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,825,534	741,286	9,034,592
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amounts reported in the fifth column represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs (other than our PEO) as a group for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	(Subtract) Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year(a)	Add Year-End Fair Value of Unvested Awards Granted in Year(b)(c)	Add/(Subtract) Change in Fair Value of Unvested Equity Awards Granted in Prior Years(b)(c)	Add Change in Fair Value of Vested Equity Awards(b)(c)	Average Compensation Actually Paid to non-PEO NEOs
2022	$4,987,020	($4,316,629)	$4,748,857	$4,098	$402,188	$5,825,534
2021	$3,330,464	($2,308,374)	$376,134	($942,620)	$285,682	$741,286
2020	$3,857,691	($3,277,456)	$4,889,151	$2,889,851	$675,355	$9,034,592
(a)
The grant date fair value of equity awards represents the average of the total of the amounts reported for our NEOs (excluding our PEO) in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year.

(b)	See footnote (b) in immediately preceding table.
(c)	See footnote (c) in immediately preceding table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationships between Compensation Actually Paid and Information in Table
Cumulative Company TSR and Peer Group TSR
The amount of compensation actually paid to Mr. Dudum is aligned with the Company’s cumulative TSR over the two applicable years presented in the table. This alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because equity awards comprise a significant portion of the compensation actually paid to Mr. Dudum. The average amount of compensation actually paid to the Company’s other NEOs as a group increased over the two applicable years, while the Company’s cumulative TSR remained the same over the period presented and the peer group cumulative TSR over the period decreased.

Compensation Actually Paid vs. Net Income [Text Block]
Relationships between Compensation Actually Paid and Information in Table
Net Income/(Loss)
As reflected in the Pay Versus Performance Table, we operated at a net loss for each of the three years presented. As a growth-oriented company that is continuing to evolve and mature during our first full year as a public company in 2022, we have not utilized net income (loss) as a performance measure for our executive compensation program while we grow through this stage of the Company’s lifecycle. From 2020 to 2021, our net loss increased significantly largely as a result of the transaction by which we became a public company. Our net loss for 2022 reduced year-over-year by approximately 39%. Over this two-year period, our PEO’s compensation actually paid decreased, while our other NEOs’ compensation actually paid increased.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationships between Compensation Actually Paid and Information in Table
Revenue
Our Revenue has increased each year during 2020, 2021 and 2022. Because Revenue growth is a primary objective of the Company currently and is expected to continue to be an important objective, our compensation committee considers this measurement to be important in designing our executive compensation program. For the years presented in the Pay Versus Performance Table (2020 through 2022), although Revenue grew from year to year, our PEO’s compensation actually paid decreased, while our other NEOs’ compensation actually paid increased.

Total Shareholder Return Vs Peer Group [Text Block]
Relationships between Compensation Actually Paid and Information in Table
Cumulative Company TSR and Peer Group TSR
The amount of compensation actually paid to Mr. Dudum is aligned with the Company’s cumulative TSR over the two applicable years presented in the table. This alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because equity awards comprise a significant portion of the compensation actually paid to Mr. Dudum. The average amount of compensation actually paid to the Company’s other NEOs as a group increased over the two applicable years, while the Company’s cumulative TSR remained the same over the period presented and the peer group cumulative TSR over the period decreased.

Tabular List [Table Text Block]
Financial Performance Measures
Our compensation philosophy links executive compensation to the key financial measures that the Company’s management, our Board of Directors and its compensation committee track in assessing the overall performance of the business, which are Revenue and Adjusted EBITDA. The Company’s compensation philosophy also incorporates stock price as a measure, and in particular in its design of long-term incentive compensation for our CEO. As a result, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue
•	Adjusted EBITDA
•	Stock price
Of these measures, we have selected Revenue as the most important measure and included our results for the applicable fiscal years in the Pay Versus Performance Table above.

Total Shareholder Return Amount	$ 42	42
Peer Group Total Shareholder Return Amount	47	90
Net Income (Loss)	$ (65,678,000)	$ (107,659,000)	$ (18,114,000)
Company Selected Measure Amount	526,916,000	271,878,000	148,757,000
PEO Name	Andrew Dudum	Andrew Dudum	Andrew Dudum
Additional 402(v) Disclosure [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program emphasizes our maintaining a competitive executive compensation program in the markets in which we compete for talent as well as fostering an ownership mentality among our senior executives. As such we offer compensation packages that provide fixed compensation, short-term incentives that generally align to our annual financial and operational objectives and performance, and long-term incentives designed to align our executives’ interests with those of our stockholders. As a relatively new company and newly public company (founded in 2017 and becoming publicly traded in 2021), the Company’s compensation program and philosophy is growing and evolving with the Company.
While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay Versus Performance table, and such measures were not designed/intended to specifically align our performance in any given year with “compensation actually paid” as defined and computed in accordance with Item 402(v) of Regulation S-K. In accordance with
Item 402(v) of Regulation S-K, the Company is providing the following descriptions of (1) the most important financial performance measures used by the Company to link performance with compensation actually paid to the Company’s NEOs and (2) the relationships between our executive compensation and the financial information presented in the Pay Versus Performance Table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,121,217)	$ (15,597,595)	$ (25,948,442)
PEO [Member] | Year-End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,957,883	4,231,043	70,775,628
PEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,651,860)	(16,837,455)	0
PEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	724,326	39,733,702	2,612,255
Non-PEO NEO [Member] | Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,316,629)	(2,308,374)	(3,277,456)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,748,857	376,134	4,889,151
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,098	(942,620)	2,889,851
Non-PEO NEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 402,188	$ 285,682	$ 675,355